Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	December 31,
	2012	2011
Leasehold improvements	$758,126	$758,126
Furniture and office equipment	234,018	234,018
Computer and other equipment	1,397,012	1,409,580
	2,389,156	2,401,724
Less accumulated depreciation	(1,905,180)	(1,613,058)
Property and equipment, net	$483,976	$788,666